Sprott Gold Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.58%)
Gold Mining (94.77%)
Agnico Eagle Mines, Ltd.	461,499	$27,518,567
Alamos Gold, Inc., Class A	748,326	11,032,498
Anglogold Ashanti PLC	43,118	957,220
B2Gold Corp.	3,076,849	8,063,795
Barrick Gold Corp.	1,600,599	26,622,491
Centerra Gold, Inc.	1,182,548	6,984,153
Coeur Mining, Inc.(a)	268,777	1,013,289
Dundee Precious Metals, Inc.	960,033	7,300,092
Eldorado Gold Corp.(a),(b)	66,587	935,969
Endeavour Mining PLC	504,650	10,252,828
Equinox Gold Corp.(a),(b)	159,167	960,019
Franco-Nevada Corp.(b)	181,318	21,604,758
Gold Fields, Ltd., Sponsored ADR(b)	325,851	5,177,772
Harmony Gold Mining Co., Ltd., Sponsored ADR	131,092	1,071,022
IAMGOLD Corp.(a)	287,303	958,702
K92 Mining, Inc.(a)	154,711	719,559
Kinross Gold Corp.	143,014	877,374
Lundin Gold, Inc.	629,299	8,845,634
New Gold, Inc.(a)	434,190	730,836
Newmont Corp.	698,751	25,043,236
Novagold Resources, Inc.(a),(b)	212,056	634,031
OceanaGold Corp.	3,105,809	7,016,187
Orla Mining, Ltd.(a)	1,713,224	6,488,383
Osisko Gold Royalties, Ltd.(b)	505,993	8,304,030
Osisko Mining, Inc.(a),(b)	235,666	483,667
Royal Gold, Inc.	90,366	11,007,482
Seabridge Gold, Inc.(a),(b)	65,101	984,289
SSR Mining, Inc.(b)	1,225,333	5,454,769
Torex Gold Resources, Inc.(a)	569,723	8,386,753
Wesdome Gold Mines, Ltd.(b)	108,207	806,031
Total Gold Mining		216,235,436

Silver Mining (4.81%)
Fortuna Silver Mines, Inc.(a)	194,377	721,801
Pan American Silver Corp.(b)	680,535	10,259,145
Total Silver Mining		10,980,946

TOTAL COMMON STOCKS
(Cost $215,479,304)		227,216,382

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (8.67%)
Money Market Fund (0.48%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $1,090,234)	5.27%	1,090,234	$1,090,234

Investments Purchased with Collateral from Securities Loaned (8.19%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $18,691,544)		18,691,544	18,691,544
TOTAL SHORT TERM INVESTMENTS
(Cost $19,781,778)			19,781,778

TOTAL INVESTMENTS (108.25%)
(Cost $235,261,082)			$246,998,160
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.25%)			(18,821,310)
NET ASSETS - 100.00%			$228,176,850

(a)	Non-income producing security.
(b)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $25,948,833. The loaned securities were secured with cash collateral of $18,691,544 and non-cash collateral with the value of $7,889,397. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.04%)
Copper Mining (0.34%)
SolGold PLC(a)	2,742,424	$366,903

Diversified Metals & Mining (3.82%)
Bumi Resources Minerals Tbk PT(a)	440,856,200	4,170,825

Gold Mining (92.87%)
Argonaut Gold, Inc.(a),(b)	1,032,621	297,311
Artemis Gold, Inc.(a)	851,908	5,106,857
Bellevue Gold, Ltd.(a)	4,439,387	5,453,153
Calibre Mining Corp.(a),(b)	3,239,671	3,994,131
Capricorn Metals, Ltd.(a),(b)	1,431,368	4,803,655
Centamin PLC	4,021,018	5,729,811
Centerra Gold, Inc.(b)	57,859	341,716
Coeur Mining, Inc.(a)	123,846	466,899
De Grey Mining, Ltd.(a)	6,123,232	5,047,595
Dundee Precious Metals, Inc.(b)	43,895	333,778
Emerald Resources NL(a)	2,438,496	4,655,893
Equinox Gold Corp.(a)	87,136	525,563
Firefinch, Ltd.(a),(b),(c)	6,635,363	518,871
Genesis Minerals, Ltd.(a),(b)	325,987	394,056
Gold Road Resources, Ltd.	3,796,181	3,908,565
Greatland Gold PLC(a),(b)	2,432,486	190,350
Hochschild Mining PLC(a)	240,729	387,087
K92 Mining, Inc.(a)	970,761	4,515,001
Karora Resources, Inc.(a),(b)	1,010,628	3,790,181
McEwen Mining, Inc.(a),(b)	41,426	408,460
New Gold, Inc.(a),(b)	252,170	424,457
Novagold Resources, Inc.(a),(b)	77,771	233,313
OceanaGold Corp.(b)	2,532,873	5,721,894
Orla Mining, Ltd.(a),(b)	1,304,738	4,941,350
Osisko Mining, Inc.(a),(b)	163,088	334,712
Pan African Resources PLC	1,616,588	459,084
Perseus Mining, Ltd.	4,379,614	6,136,032
Ramelius Resources, Ltd.	317,515	384,849
Red 5, Ltd.(a)	16,427,626	4,067,913
Regis Resources, Ltd.(a)	3,265,448	4,287,766
Resolute Mining, Ltd.(a)	13,091,155	3,668,257
Seabridge Gold, Inc.(a),(b)	334,400	5,056,128
Silver Lake Resources, Ltd.(a)	4,972,344	4,017,873
Skeena Resources, Ltd.(a)	704,675	3,241,021
Tietto Minerals, Ltd.(a)	825,940	331,007
Torex Gold Resources, Inc.(a),(b)	378,819	5,576,502
Victoria Gold Corp.(a)	70,559	344,838
Wesdome Gold Mines, Ltd.(b)	57,430	427,794
West African Resources, Ltd.(a)	609,097	476,300
Westgold Resources, Ltd.	240,072	409,879
Total Gold Mining		101,409,902

Security Description	Shares	Value
Silver Mining (3.01%)
Endeavour Silver Corp.(a),(b)	1,365,648	$3,286,710

TOTAL COMMON STOCKS
(Cost $97,674,777)		109,234,340

RIGHTS (0.00%)
Basic Materials (0.00%)
Kinross Gold Corp. - CVR (Expiring 12/31/2049), Strike Price CAD $0.01(c)	233,341	–

TOTAL RIGHTS
(Cost $–)		–

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (11.97%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $23,702)	5.27%	23,702	23,702

Investments Purchased with Collateral from Securities Loaned (11.95%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $13,051,967)		13,051,967	13,051,967
TOTAL SHORT TERM INVESTMENTS
(Cost $13,075,669)			13,075,669

TOTAL INVESTMENTS (112.01%)
(Cost $110,750,446)			$122,310,009
LIABILITIES IN EXCESS OF OTHER ASSETS (-12.01%)			(13,116,832)
NET ASSETS - 100.00%			$109,193,177

(a)	Non-income producing security.
(b)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $12,699,524. The loaned securities were secured with cash collateral of $13,051,967 and non-cash collateral with the value of $368,819. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Energy Transition Materials ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.39%)
Coal & Consumable Fuels (24.45%)
Alligator Energy, Ltd.(a)	404,652	$15,558
Bannerman Energy, Ltd.(a)	13,559	32,692
Boss Energy, Ltd.(a)	34,720	107,922
Cameco Corp.	11,714	507,451
CGN Mining Co., Ltd.(a)	522,700	115,534
Deep Yellow, Ltd.(a)	73,141	63,629
Denison Mines Corp.(a)	88,415	172,409
Encore Energy Corp.(a)	17,065	74,834
Energy Fuels, Inc.(a)	16,011	100,709
Fission Uranium Corp.(a)	68,017	48,707
NAC Kazatomprom JSC, GDR(b)	12,523	506,555
NexGen Energy, Ltd.(a)	51,179	397,661
Paladin Energy, Ltd.(a)	293,813	262,304
Uranium Energy Corp.(a)	71,031	479,459
Uranium Royalty Corp.(a)	9,687	23,152
Ur-Energy, Inc.(a)	26,023	41,637
Total Coal & Consumable Fuels		2,950,213

Copper Mining (23.37%)
Amman Mineral Internasional PT(a)	416,100	229,636
Antofagasta PLC	17,601	452,965
Atalaya Mining PLC	4,874	23,869
Capstone Copper Corp.(a)	23,972	152,552
Central Asia Metals PLC	5,324	13,278
ERO Copper Corp.(a)	3,101	59,797
First Quantum Minerals, Ltd.	24,871	267,337
Freeport-McMoRan, Inc.	14,405	677,323
Jinchuan Group International Resources Co., Ltd.	104,900	10,990
KGHM Polska Miedz SA	5,352	152,951
Lundin Mining Corp.	28,015	286,655
Sandfire Resources, Ltd.(a)	9,604	55,637
SolGold PLC(a)	47,128	6,305
Southern Copper Corp.	3,744	398,811
Taseko Mines, Ltd.(a)	14,624	31,734
Total Copper Mining		2,819,840

Diversified Metals & Mining (32.32%)
29Metals, Ltd.	6,470	1,581
American Battery Technology Co.(a)	4,980	8,715
Arafura Rare Earths, Ltd.(a)	827,495	110,543
Argosy Minerals, Ltd.(a)	72,694	6,395
Atlantic Lithium, Ltd.(a)	20,594	5,035
Azure Minerals, Ltd.(a)	7,834	18,633
Boliden AB	7,840	217,717
Centaurus Metals, Ltd.(a)	41,631	8,139
Core Lithium, Ltd.(a),(c)	221,165	22,339
Critical Elements Lithium Corp.(a)	11,271	5,409
Delta Lithium, Ltd.(a)	22,566	4,191
E3 Lithium, Ltd.(a)	3,870	4,200

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Eramet SA(c)	1,921	$146,006
Filo Corp.(a)	2,899	50,616
Foran Mining Corp.(a)	5,429	16,673
Galan Lithium, Ltd.(a)	17,346	4,691
Global Atomic Corp.(a)	19,713	33,036
Global Lithium Resources, Ltd.(a)	9,285	3,025
Hercules Silver Corp.(a)	14,188	9,427
Hudbay Minerals, Inc.	11,965	83,755
IGO, Ltd.	64,835	298,705
ioneer, Ltd.(a),(c)	87,450	9,118
Ivanhoe Electric, Inc. / US(a)	1,663	16,297
Ivanhoe Mines, Ltd.(a)	17,769	211,987
Kodal Minerals PLC(a)	775,089	4,060
Lake Resources NL(a)	73,637	3,167
Latin Resources, Ltd.(a)	126,279	15,224
Leo Lithium, Ltd.(a)	23,792	7,829
Lifezone Metals, Ltd.(a)	4,880	37,430
Liontown Resources, Ltd.(a),(c)	84,962	64,777
Lithium Americas Argentina Corp.(a)	6,681	36,011
Lithium Ionic Corp.(a)	4,690	2,458
Lotus Resources, Ltd.(a)	133,682	34,845
Lynas Rare Earths, Ltd.(a)	123,116	456,499
Merdeka Battery Materials Tbk PT(a)	2,800,700	86,909
Meteoric Resources NL(a)	787,194	125,678
MMG, Ltd.	131,870	51,724
MP Materials Corp.(a),(c)	33,883	484,527
NGEx Minerals, Ltd.(a)	2,810	18,152
Nickel Asia Corp.	710,700	50,570
Nickel Industries, Ltd.	515,765	272,239
Northern Dynasty Minerals, Ltd.(a)	13,055	4,151
Panoramic Resources, Ltd.(a),(c),(d)	132,202	861
Patriot Battery Metals, Inc.(a)	20,291	11,900
Piedmont Lithium, Inc.(a)	878	11,695
Pilbara Minerals, Ltd.(c)	223,226	557,130
Renascor Resources, Ltd.(a)	263,467	14,422
Sayona Mining, Ltd.(a),(c)	468,743	11,913
Sigma Lithium Corp.(a)	3,157	40,915
Solaris Resources, Inc.(a)	2,524	8,907
Standard Lithium, Ltd.(a)	7,729	9,120
Syrah Resources, Ltd.(a)	105,181	33,928
Talga Group, Ltd.(a),(c)	37,467	17,823
Vale Indonesia Tbk PT	432,700	111,075
Vulcan Energy Resources, Ltd.(a)	7,007	13,105
Winsome Resources, Ltd.(a)	8,002	4,589
Total Diversified Metals & Mining		3,899,866

Environmental & Facilities Services (0.25%)
Li-Cycle Holdings Corp.(a)	28,550	29,407

Security Description	Shares	Value
Fertilizers & Agricultural Chemicals (4.37%)
Sociedad Quimica y Minera de Chile SA, ADR	10,739	$527,929

Gold Mining (1.87%)
China Gold International Resources Corp., Ltd.	10,400	65,507
Cia de Minas Buenaventura SAA, ADR	10,109	160,531
Total Gold Mining		226,038

Precious Metals & Minerals Mining (0.97%)
Atlas Lithium Corp.(a)	320	5,446
SilverCrest Metals, Inc.(a),(c)	16,715	111,322
Total Precious Metals & Minerals Mining		116,768

Silver Mining (4.26%)
Aya Gold & Silver, Inc.(a)	22,316	192,097
Endeavour Silver Corp.(a)	27,145	65,420
Gatos Silver, Inc.(a)	6,183	51,875
GoGold Resources, Inc.(a),(c)	33,851	30,738
MAG Silver Corp.(a),(c)	10,127	107,144
Silvercorp Metals, Inc.(c)	20,420	66,569
Total Silver Mining		513,843

Specialty Chemicals (7.53%)
Albemarle Corp.	4,428	583,345
Arcadium Lithium PLC, Class A(a)	37,983	163,707
Ganfeng Lithium Group Co., Ltd.(b),(e)	35,600	108,934
Tianqi Lithium Corp.	11,300	52,552
Total Specialty Chemicals		908,538

TOTAL COMMON STOCKS
(Cost $12,548,371)		11,992,442

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (0.51%)
iShares MSCI India ETF	1,195	61,650

TOTAL EXCHANGE TRADED FUNDS
(Cost $51,122)		61,650

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
Syrah Resources, Ltd. (Expiring 4/3/2024), Strike Price AUD $0.55	10,311	–

TOTAL RIGHTS
(Cost $–)		–

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (8.37%)
Money Market Fund (0.11%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $13,231)	5.27%	13,231	$13,231

Investments Purchased with Collateral from Securities Loaned (8.26%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $997,325)		997,325	997,325
TOTAL SHORT TERM INVESTMENTS
(Cost $1,010,556)			1,010,556

TOTAL INVESTMENTS (108.27%)
(Cost $13,610,049)			$13,064,648
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.27%)			(997,421)
NET ASSETS - 100.00%			$12,067,227

(a)	Non-income producing security.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2024, the market value of those securities was $615,489, representing 5.10% of net assets.
(c)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $1,748,469. The loaned securities were secured with cash collateral of $997,325 and non-cash collateral with the value of $839,115. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the aggregate market value of those securities was 108,934, representing 0.90% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Lithium Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.22%)
Diversified Metals & Mining (60.19%)
American Lithium Corp.(a)	65,859	$44,731
Anson Resources, Ltd.(a)	211,083	12,380
Argosy Minerals, Ltd.(a)	453,331	39,881
Arizona Lithium, Ltd.(a)	765,117	12,963
Atlantic Lithium, Ltd.(a)	55,486	13,565
Azure Minerals, Ltd.(a)	48,858	116,210
Cleantech Lithium PLC(a)	73,733	13,727
Core Lithium, Ltd.(a),(b)	689,793	69,673
Critical Elements Lithium Corp.(a)	70,273	33,721
Delta Lithium, Ltd.(a)	64,446	11,969
E3 Lithium, Ltd.(a)	12,946	14,049
Frontier Lithium, Inc.(a)	35,751	21,906
Galan Lithium, Ltd.(a)	50,170	13,568
Global Lithium Resources, Ltd.(a)	57,878	18,858
Green Technology Metals, Ltd.(a)	91,346	8,334
IGO, Ltd.	61,937	285,353
ioneer, Ltd.(a),(b)	545,304	56,855
Kodal Minerals PLC(a)	3,693,357	19,345
Lake Resources NL(a),(b)	235,431	10,126
Latin Resources, Ltd.(a)	787,568	94,945
Leo Lithium, Ltd.(a)	117,442	38,648
Li-FT Power, Ltd.(a)	12,733	33,747
Liontown Resources, Ltd.(a),(b)	350,403	267,157
Lithium Americas Argentina Corp.(a)	41,908	225,884
Lithium Ionic Corp.(a)	18,070	9,472
Mineral Resources, Ltd.	16,257	750,786
Patriot Battery Metals, Inc.(a)	29,937	186,312
Piedmont Lithium, Inc.(a)	5,460	72,727
Pilbara Minerals, Ltd.	273,246	681,971
Rock Tech Lithium, Inc.(a)	22,949	19,992
Savannah Resources PLC(a)	728,635	30,808
Sayona Mining, Ltd.(a),(b)	2,924,119	74,314
Sigma Lithium Corp.(a)	10,715	138,866
Standard Lithium, Ltd.(a)	51,329	60,568
Surge Battery Metals, Inc.(a)	59,144	18,994
Vulcan Energy Resources, Ltd.(a)	43,923	82,146
Winsome Resources, Ltd.(a)	30,145	17,287
Total Diversified Metals & Mining		3,621,838

Fertilizers & Agricultural Chemicals (10.73%)
Sociedad Quimica y Minera de Chile SA, ADR	13,130	645,471

Gold Mining (0.31%)
Arbor Metals Corp.(a)	26,939	10,939

Security Description	Shares	Value
Gold Mining (continued)
Brunswick Exploration, Inc.(a)	25,730	$7,503
Total Gold Mining		18,442

Precious Metals & Minerals (0.57%)
Atlas Lithium Corp.(a)	2,010	34,210

Specialty Chemicals (23.42%)
Albemarle Corp.	5,444	717,193
Arcadium Lithium PLC, Class A(a)	56,169	242,088
Ganfeng Lithium Group Co., Ltd.(c),(d)	92,000	281,516
Tianqi Lithium Corp.	36,200	168,353
Total Specialty Chemicals		1,409,150

TOTAL COMMON STOCKS
(Cost $7,887,736)		5,729,111

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (6.89%)
Money Market Fund (0.26%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $15,466)	5.27%	15,466	$15,466

Investments Purchased with Collateral from Securities Loaned (6.63%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $399,436)		399,436	399,436
TOTAL SHORT TERM INVESTMENTS
(Cost $414,902)			414,902

TOTAL INVESTMENTS (102.11%)
(Cost $8,302,638)			$6,144,013
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.11%)			(127,157)
NET ASSETS - 100.00%			$6,016,856

(a)	Non-income producing security.
(b)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $849,430. The loaned securities were secured with cash collateral of $399,436 and non-cash collateral with the value of $550,091. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the aggregate market value of those securities was 281,516, representing 4.68% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2024, the market value of those securities was $281,516, representing 4.68% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Uranium Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (12.65%)
Sprott Physical Uranium Trust(a),(b)	9,643,050	$199,688,127

TOTAL CLOSED END FUND
(Cost $128,344,268)		199,688,127

Security Description	Shares	Value
COMMON STOCKS (86.54%)
Coal & Consumable Fuels (79.73%)
Alligator Energy, Ltd.(a)	208,956,464	8,033,802
Anfield Energy, Inc.(a)	28,267,000	2,086,819
Atha Energy Corp.(a)	3,185,000	1,928,094
Aura Energy, Ltd.(a),(c)	34,110,147	3,667,590
Bannerman Energy, Ltd.(a),(c)	8,268,860	19,937,039
Baselode Energy Corp.(a)	14,446,165	3,732,721
Berkeley Energia, Ltd.(a),(c)	25,929,037	4,941,669
Boss Energy, Ltd.(a),(c)	22,922,264	71,250,708
Cameco Corp.	5,558,946	240,813,541
CanAlaska Uranium, Ltd.(a)	10,392,231	4,679,976
CGN Mining Co., Ltd.(a),(c)	365,300,300	80,743,272
Deep Yellow, Ltd.(a)	41,372,050	35,991,637
Denison Mines Corp.(a),(c)	38,874,188	75,804,667
Elevate Uranium, Ltd.(a),(c)	16,687,361	5,165,288
Encore Energy Corp.(a),(c)	9,115,250	39,972,378
Energy Fuels, Inc.(a),(c)	8,884,572	55,883,958
F3 Uranium Corp.(a)	23,785,333	7,638,419
Fission Uranium Corp.(a),(c)	40,870,159	29,267,324
Forsys Metals Corp.(a),(c)	10,625,644	6,903,080
GoviEx Uranium, Inc.(a)	39,269,853	3,333,973
IsoEnergy, Ltd.(a)	9,327,986	24,997,667
Laramide Resources, Ltd.(a),(c)	12,371,352	5,845,237
Mega Uranium, Ltd.(a),(c)	19,868,263	5,060,390
NAC Kazatomprom JSC, GDR(d)	5,890,708	238,279,139
NexGen Energy, Ltd.(a),(c)	9,691,429	75,302,403
Paladin Energy, Ltd.(a)	84,332,602	75,288,625
Peninsula Energy, Ltd.(a),(c)	114,163,534	9,299,310
Skyharbour Resources, Ltd.(a)	13,192,209	4,869,591
Toro Energy, Ltd.(a),(c)	17,612,835	5,738,687
Uranium Energy Corp.(a),(c)	10,923,856	73,736,028
Uranium Royalty Corp.(a),(c)	4,228,560	10,020,802
Ur-Energy, Inc.(a),(c)	15,145,938	24,233,501
Western Uranium & Vanadium Corp.(a),(c)	3,388,733	4,503,133
Total Coal & Consumable Fuels		1,258,950,468

Diversified Metals & Mining (2.80%)
Core Nickel Corp.(a)	2,925,551	64,794
Global Atomic Corp.(a)	10,934,029	18,323,610
Lotus Resources, Ltd.(a)	99,071,369	25,823,877
Total Diversified Metals & Mining		44,212,281

Security Description	Shares	Value
Electronic Equipment & Instruments (0.09%)
Premier American Uranium, Inc.(a)	658,874	$1,361,963

Trading Companies & Distributors (3.92%)
Yellow Cake PLC(a),(d),(e)	8,136,066	61,818,904

TOTAL COMMON STOCKS
(Cost $1,135,425,245)		1,366,343,616

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.09%)
Money Market Fund (0.00%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $13,728)	5.27%	13,728	13,728

Investments Purchased with Collateral from Securities Loaned (4.09%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $64,636,721)		64,636,721	64,636,721
TOTAL SHORT TERM INVESTMENTS
(Cost $64,650,449)			64,650,449

TOTAL INVESTMENTS (103.28%)
(Cost $1,328,419,962)			$1,630,682,192
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.28%)			(51,820,133)
NET ASSETS - 100.00%			$1,578,862,059

(a)	Non-income producing security.
(b)	See Affiliated Investments for details.
(c)	As of March 31, 2024, the security, or a portion of the security position is currently on loan. As of March 31, 2024, the total market value of securities on loan was $138,127,905. The loaned securities were secured with cash collateral of $64,636,721 and non-cash collateral with the value of $76,722,905. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2024, the market value of those securities was $300,098,043, representing 19% of net assets.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2024, the aggregate market value of those securities was 61,818,904, representing 3.92% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Uranium Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.34%)
Coal & Consumable Fuels (94.18%)
Alligator Energy, Ltd.(a)	104,847,974	$4,031,116
Anfield Energy, Inc.(a)	17,981,593	1,327,496
Atha Energy Corp.(a)	2,423,781	1,467,277
Aura Energy, Ltd.(a)	11,802,086	1,268,984
Bannerman Energy, Ltd.(a)	3,524,583	8,498,118
Baselode Energy Corp.(a)	3,079,876	795,804
Berkeley Energia, Ltd.(a)	9,958,068	1,752,073
Boss Energy, Ltd.(a)	5,329,294	16,565,378
CanAlaska Uranium, Ltd.(a)	3,519,191	1,584,812
CGN Mining Co., Ltd.(a),(b)	66,247,100	14,642,768
Deep Yellow, Ltd.(a)	18,986,531	16,517,343
Denison Mines Corp.(a)	18,955,169	36,962,579
Elevate Uranium, Ltd.(a)	7,768,328	2,404,554
Encore Energy Corp.(a)	3,803,650	16,679,843
Energy Fuels, Inc.(a)	1,855,007	11,667,994
F3 Uranium Corp.(a)	11,367,284	3,650,488
Fission Uranium Corp.(a)	17,679,989	12,660,728
Forsys Metals Corp.(a)	3,408,920	2,214,647
GoviEx Uranium, Inc.(a)	18,625,180	1,581,260
IsoEnergy, Ltd.(a)	1,557,845	4,174,801
Laramide Resources, Ltd.(a)	6,316,045	2,984,215
Mega Uranium, Ltd.(a)	9,914,830	2,525,279
NexGen Energy, Ltd.(a),(b)	5,593,623	43,462,451
Paladin Energy, Ltd.(a)	57,643,214	51,461,454
Peninsula Energy, Ltd.(a),(b)	31,581,744	2,572,524
Skyharbour Resources, Ltd.(a)	4,651,724	1,717,073
Uranium Energy Corp.(a)	5,586,161	37,706,587
Uranium Royalty Corp.(a)	2,575,675	6,155,863
Ur-Energy, Inc.(a)	6,856,026	10,969,642
Western Uranium & Vanadium Corp.(a)	954,312	1,268,142
Total Coal & Consumable Fuels		321,271,293

Diversified Metals & Mining (5.16%)
Global Atomic Corp.(a)	5,105,224	8,555,505
Lotus Resources, Ltd.(a)	34,698,409	9,044,464
Total Diversified Metals & Mining		17,599,969

TOTAL COMMON STOCKS
(Cost $299,877,381)		338,871,262

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.46%)
Money Market Fund (0.00%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $9,731)	5.27%	9,731	9,731

Investments Purchased with Collateral from Securities Loaned (0.46%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $1,558,991)		1,558,991	1,558,991
TOTAL SHORT TERM INVESTMENTS
(Cost $1,568,722)			1,568,722

TOTAL INVESTMENTS (99.80%)
(Cost $301,446,103)			$340,439,984
OTHER ASSETS IN EXCESS OF LIABILITIES (0.20%)			668,087
NET ASSETS - 100.00%			$341,108,071

(a)	Non-income producing security.
(b)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $1,690,586. The loaned securities were secured with cash collateral of $1,558,991 and non-cash collateral with the value of $214,445. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Copper Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.37%)
Copper Mining (41.58%)
Aeris Resources, Ltd.(a)	247,490	$24,998
Arizona Sonoran Copper Co., Inc.(a)	55,373	56,618
Atalaya Mining PLC	65,028	318,451
Austral Resources Australia, Ltd.(a)	65,607	6,840
Capstone Copper Corp.(a)	73,685	468,912
Central Asia Metals PLC	127,521	318,038
ERO Copper Corp.(a),(b)	24,435	471,184
Hot Chili, Ltd.(a)	79,920	57,288
Jinchuan Group International Resources Co., Ltd.	2,020,000	211,629
Metals Acquisition, Ltd.(a)	16,319	209,699
Sandfire Resources, Ltd.(a)	72,241	418,503
SolGold PLC(a)	1,235,477	165,291
Taseko Mines, Ltd.(a)	222,657	483,166
Total Copper Mining		3,210,617

Diversified Metals & Mining (43.63%)
29Metals, Ltd.	144,309	35,264
AIC Mines, Ltd.(a)	234,629	54,278
Amerigo Resources, Ltd.	87,206	99,789
Arc Minerals, Ltd.(a)	463,628	9,802
Caravel Minerals, Ltd.(a)	327,641	40,566
Carnaby Resources, Ltd.(a)	119,685	46,406
Copperstone Resources(a)	59,823	127,985
Encounter Resources, Ltd.(a)	239,563	38,247
Entree Resources, Ltd.(a)	76,358	85,121
Filo Corp.(a)	19,736	344,584
Foran Mining Corp.(a)	97,383	299,076
Hillgrove Resources, Ltd.	969,861	42,977
Hudbay Minerals, Inc.	66,445	465,115
Ivanhoe Electric, Inc. / US(a)	25,254	247,489
Los Andes Copper, Ltd.(a)	8,276	66,597
MMG, Ltd.	1,012,000	396,944
New World Resources, Ltd.(a)	1,463,179	41,953
NGEx Minerals, Ltd.(a)	57,368	370,581
Northern Dynasty Minerals, Ltd.(a)	389,579	123,886
Philex Mining Corp.	1,453,950	75,264
Rex Minerals, Ltd.(a)	430,831	56,150
Solaris Resources, Inc.(a)	65,581	231,425
Trilogy Metals, Inc.(a)	100,889	50,444
Xanadu Mines, Ltd.(a)	494,933	19,029
Total Diversified Metals & Mining		3,368,972

Gold Mining (12.16%)
China Gold International Resources Corp., Ltd.	69,800	439,656

Security Description	Shares	Value
Gold Mining (continued)
Cia de Minas Buenaventura SAA, ADR	31,440	$499,267
Total Gold Mining		938,923

TOTAL COMMON STOCKS
(Cost $6,803,911)		7,518,512

Security Description	Shares	Value
EXCHANGE TRADED FUND (1.95%)
iShares MSCI India ETF	2,916	150,436

TOTAL EXCHANGE TRADED FUND
(Cost $125,767)		150,436

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.51%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	5.27%	116,902	116,902

TOTAL SHORT TERM INVESTMENTS
(Cost $116,902)			116,902

TOTAL INVESTMENTS (100.83%)
(Cost $7,046,580)			$7,785,850
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.83%)			(63,949)
NET ASSETS - 100.00%			$7,721,901

(a)	Non-income producing security.
(b)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $323,597. The loaned securities were secured with cash collateral of $– and non-cash collateral with the value of $345,966. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Nickel Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.26%)
Diversified Metals & Mining (92.66%)
Ardea Resources, Ltd.(a)	194,832	$92,047
Canada Nickel Co., Inc.(a)	168,425	174,076
Centaurus Metals, Ltd.(a)	507,856	99,283
Eramet SA	2,286	173,748
Global Ferronickel Holdings, Inc.	3,833,730	122,756
Lifezone Metals, Ltd.(a)	27,493	210,871
Lunnon Metals, Ltd.(a)	167,116	28,859
Magna Mining, Inc.(a)	151,385	68,174
Merdeka Battery Materials Tbk PT(a)	16,133,800	500,651
Nickel 28 Capital Corp.(a)	84,740	41,289
Nickel Asia Corp.	2,183,865	155,394
Nickel Industries, Ltd.	1,498,472	790,946
Panoramic Resources, Ltd.(a),(b),(c)	518,456	3,379
Poseidon Nickel, Ltd.(a)	4,232,769	17,929
Premium Nickel Resources, Ltd.(a)	129,070	95,286
Raiden Resources, Ltd.(a)	3,183,037	51,856
Sherritt International Corp.(a)	504,895	104,367
Talon Metals Corp.(a)	827,710	82,493
Trimegah Bangun Persada Tbk PT	3,038,500	167,688
Vale Indonesia Tbk PT	1,234,500	316,898
Xinjiang Xinxin Mining Industry Co., Ltd.	962,700	110,699
Total Diversified Metals & Mining		3,408,689

Gold Mining (4.60%)
Aneka Tambang Tbk	1,676,695	169,203

TOTAL COMMON STOCKS
(Cost $4,048,893)		3,577,892

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.11%)
Money Market Fund (0.35%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $12,981)	5.27%	12,981	12,981

Investments Purchased with Collateral from Securities Loaned (3.76%)
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%
(Cost $138,318)		138,318	138,318
TOTAL SHORT TERM INVESTMENTS
(Cost $151,299)			151,299

TOTAL INVESTMENTS (101.37%)
(Cost $4,200,192)			$3,729,191
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.37%)			(50,264)
NET ASSETS - 100.00%			$3,678,927

(a)	Non-income producing security.
(b)	As of March 31, 2024, the security, or a portion of the security position was on loan. As of March 31, 2024, the total market value of securities on loan was $140,280. The loaned securities were secured with cash collateral of $138,318 and non-cash collateral with the value of $13,373. The non-cash collateral received consists of common stocks and is held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Copper Miners ETF
Schedule of Investments

As of March 31, 2024 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.84%)
Copper Mining (73.81%)
Amman Mineral Internasional PT(a)	938,100	$517,715
Antofagasta PLC	50,796	1,307,245
Atalaya Mining PLC	15,839	77,566
Capstone Copper Corp.(a)	77,360	492,299
Central Asia Metals PLC	31,050	77,439
ERO Copper Corp.(a)	12,508	241,194
First Quantum Minerals, Ltd.	53,094	570,705
Freeport-McMoRan, Inc.	59,470	2,796,279
Hot Chili, Ltd.(a)	19,545	14,010
Jinchuan Group International Resources Co., Ltd.	477,000	49,974
KGHM Polska Miedz SA	15,052	430,159
Lundin Mining Corp.	56,508	578,200
Metals Acquisition, Ltd.(a)	3,975	51,079
Sandfire Resources, Ltd.(a)	61,574	356,707
Sociedad Minera Cerro Verde SAA	3,479	136,725
SolGold PLC(a)	301,948	40,397
Southern Copper Corp.	11,279	1,201,439
Taseko Mines, Ltd.(a)	51,875	112,569
Total Copper Mining		9,051,701

Diversified Metals & Mining (17.06%)
29Metals, Ltd.	35,286	8,623
AIC Mines, Ltd.(a)	57,326	13,261
Amerigo Resources, Ltd.	21,306	24,380
Carnaby Resources, Ltd.(a)	29,248	11,340
Copperstone Resources(a)	14,575	31,182
Encounter Resources, Ltd.(a)	58,545	9,347
Filo Corp.(a)	18,550	323,877
Foran Mining Corp.(a)	35,057	107,665
Hillgrove Resources, Ltd.	237,009	10,502
Hudbay Minerals, Inc.	62,679	438,753
Ivanhoe Electric, Inc. / US(a)	10,918	106,996
Ivanhoe Mines, Ltd.(a)	48,699	580,987
MMG, Ltd.	460,000	180,429
New World Resources, Ltd.(a)	357,578	10,253
NGEx Minerals, Ltd.(a)	18,126	117,089
Northern Dynasty Minerals, Ltd.(a)	95,213	30,278
Philex Mining Corp.	343,000	17,756
Rex Minerals, Ltd.(a)	105,283	13,721
Solaris Resources, Inc.(a)	15,953	56,296
Total Diversified Metals & Mining		2,092,735

Gold Mining (7.97%)
China Gold International Resources Corp., Ltd.	42,400	267,069

Security Description	Shares	Value
Gold Mining (continued)
Cia de Minas Buenaventura SAA, ADR	44,754	$710,693
Total Gold Mining		977,762

TOTAL COMMON STOCKS
(Cost $11,629,667)		12,122,198

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.21%)
iShares MSCI India ETF	492	25,382

TOTAL EXCHANGE TRADED FUND
(Cost $24,956)		25,382

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.21%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	5.27%	26,292	26,292

TOTAL SHORT TERM INVESTMENTS
(Cost $26,292)			26,292

TOTAL INVESTMENTS (99.26%)
(Cost $11,680,915)			$12,173,872
OTHER ASSETS IN EXCESS OF LIABILITIES (0.74%)			90,035
NET ASSETS - 100.00%			$12,263,907

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott ETFs

Notes to Quarterly Schedules of Investments

March 31, 2024 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when Sprott Asset Management USA, Inc. (the "Adviser") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at March 31, 2024:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$227,216,382	$–	$–	$ 227,216,382
Short Term Investments	19,781,778	–	–	19,781,778
Total	$246,998,160	$–	$–	$246,998,160

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$108,715,469	$–	$518,871	$109,234,340
Rights*	–	–	–	–
Short Term Investments	13,075,669	–	–	13,075,669
Total	$121,791,138	$–	$518,871	$122,310,009

Sprott Energy Transition Materials ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,983,752	$7,829	$861	$11,992,442
Exchange Traded Fund*	61,650	–	–	61,650
Short Term Investments	1,010,556	–	–	1,010,556
Total	$13,055,958	$7,829	$861	$13,064,648

Sprott Lithium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$5,690,463	$38,648	$–	$5,729,111
Short Term Investments	414,902	–	–	414,902
Total	$6,105,365	$38,648	$–	$6,144,013

Sprott Uranium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,366,343,616	$–	$–	$1,366,343,616
Closed End Fund*	199,688,127	–	–	199,688,127
Short Term Investments	64,650,449	–	–	64,650,449
Total	$1,630,682,192	$–	$–	$1,630,682,192

Sprott Junior Uranium Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$338,871,262	$–	$–	$338,871,262
Short Term Investments	1,568,722	–	–	1,568,722
Total	$340,439,984	$–	$–	$340,439,984

Sprott Junior Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,511,672	$6,840	$–	$7,518,512
Exchange Traded Fund*	150,436	–	–	150,436
Short Term Investments	116,902	–	–	116,902
Total	$7,779,010	$6,840	$–	$7,785,850

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$3,574,513	$–	$3,379	$3,577,892
Short Term Investments	151,299	–	–	151,299
Total	$3,725,812	$–	$3,379	$3,729,191

Sprott Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,122,198	$–	$–	$12,122,198
Exchange Traded Fund*	25,382	–	–	25,382
Short Term Investments	26,292	–	–	26,292
Total	$12,173,872	$–	$–	$12,173,872

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

Below is a reconcilliation that details the activity of securities in Level 3 during the period ended March 31, 2024:

Sprott Junior Gold Miners
Common Stock
Balance as of December 31, 2023	$542,600
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	(23,729)
Purchases	-
Sales	-
Transfers into (out of) Level 3	-
Balance as of March 31, 2024	$518,871

Sprott Energy Transition Materials
Common Stock
Balance as of December 31, 2023	$-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	-
Sales	-
Transfers into (out of) Level 3*	861
Balance as of March 31, 2024	$861

Sprott Nickel Miners ETF
Common Stock
Balance as of December 31, 2023	$-
Realized Gain/(Loss)	-
Change in Unrealized Appreciation/(Depreciation)	-
Purchases	-
Sales	-
Transfers into (out of) Level 3*	3,379
Balance as of March 31, 2024	$3,379

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that  are measured at fair value and categorized within level 3 as of March 31, 2024.

Asset Category	Fair Value at March 31, 2024	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an increase in Input
Sprott Junior Gold Miners ETF
Gold Mining	$518,871	Asset Approach	Estimated Recovery Proceeds	$0.08	Increase

Sprott Energy Transitions Materials ETF
Diversified Metals & Mining	$861	Asset Approach	Estimated Recovery Proceeds	0.01	Increase

Sprott Nickel Miners ETF
Diversified Metals & Mining	$3,379	Asset Approach	Estimated Recovery Proceeds	0.01	Increase

Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended March 31, 2024, the Sprott Uranium Miners ETF held shares in the following affiliate, as defined by the Investment Company Act of 1940:

Security Name	Market Value as of January 1, 2024	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2024	Share Balance as of March 31, 2024
Sprott Physical Uranium Trust	$244,000,771	-	$11,537,301	$(17,811,105)	$(29,873,226)	$(21,891,720)	$13,726,106	$199,688,127	9,643,050
Total	$244,000,771	-	$11,537,301	$(17,811,105)	$(29,873,226)	$(21,891,720)	$13,726,106	$199,688,127	9,643,050